Lease Liabilities - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Lease Liabilities [Abstract]
Interest expense	$ 1,283	$ 1,604	$ 2,636	$ 3,153